CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Profit (loss) for the year	¥ 1,274,788	¥ (4,752,429)	¥ (11,742,898)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments	(1,387,632)	(1,429,826)	(5,990,012)
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries		10,366
Share of other comprehensive income (loss) of equity method investees	(3,434)	(4,454)	(12,617)
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation adjustments	1,537,977	1,882,632	9,695,400
Fair value changes of equity instruments at fair value through other comprehensive income (loss)	481,319	280,911	(6,977,101)
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	365,216	(1,187,881)	348,855
Total other comprehensive income (loss) for the year	993,446	(448,252)	(2,935,475)
Total comprehensive income (loss) for the year	2,268,234	(5,200,681)	(14,678,373)
Attributable to:
Equity holders of the Company	2,251,775	(5,241,816)	(14,655,809)
Non-controlling interests	16,459	41,135	(22,564)
Total comprehensive income (loss) for the year	¥ 2,268,234	¥ (5,200,681)	¥ (14,678,373)